Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share
Schedule of net income per share of common stock

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(in thousands, except shares and per share data)		(in thousands, except shares and per share data)
Net income (loss)	$7,454	$1,566	$(258)	$14,092
Weighted average common shares outstanding:
Basic	23,468,750	17,000,000	20,838,599	17,000,000
Common Share equivalents	416,387	—	—	—
Diluted	23,885,137	17,000,000	20,838,599	17,000,000

Earnings per share:
Basic	$0.32	$0.09	$(0.01)	$0.83
Diluted	$0.31	$0.09	$(0.01)	$0.83

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands,
	except shares and per share data)
Net Income	$18,219	$3,783	$6,614
Weighted average shares used in computing net income per share	17,000,000	17,000,000	17,000,000
Net Income per share, basic and diluted	$1.07	$0.22	$0.39